Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011
Operating Lease
Number of options available for extension of lease term	2		2
Extended term of operating lease	3 years		3 years
Amount of letter of credit maintained	$ 0.1		$ 0.1
Rent expense	$ 0.6	$ 0.6	$ 0.8	$ 0.5